Certain Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Certain Transactions [Abstract]
Schedule of fair value of the consideration transferred to xaar 3D’s stockholders for the xaar 3D transaction
U.S. $ in thousands
Cash payments	$13,967
Contingent consideration at estimated fair value	15,314
Total consideration for 55% holding	29,281

Fair value of 45% holding	23,775

Total consideration	$53,056

Schedule of preliminary allocation of the purchase price to assets acquired and liabilities
Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$82
Goodwill	25,375
Intangible assets	45,000
Other assets	5,280
Total assets acquired	75,737

Net deferred tax liabilities	1,736
Other labilities	20,945
Total liabilities assumed	22,681

Net assets acquired	$53,056